Operating expenses (Narrative) (Details)	12 Months Ended
	Oct. 31, 2020 CAD ($)	Oct. 31, 2020 USD ($)
Disclosure Of Operating Expenses [Abstract]
Description of wage subsidy	Under this program, qualifying businesses can receive up to 75% of their employees’ wages, with employers being encouraged to provide the remaining 25%.	Under this program, qualifying businesses can receive up to 75% of their employees’ wages, with employers being encouraged to provide the remaining 25%.
Government wage subsidy	$ 63,792	$ 85,455